Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Aggregate Minimum Lease Commitments
2013	2,891
2014	863
2015	172
2016	83
2017 and thereafter	151

4,160